First Trust STOXX European Select Dividend Index Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	134 Months Ended	220 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
STOXX® Europe Select Dividend 30 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		62.47%	12.31%	9.28%		2.32%
STOXX® Europe 600 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		35.87%	10.09%	8.55%		4.58%
MSCI Europe Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		35.41%	10.30%	8.52%	9.18%	4.37%
First Trust STOXX European Select Dividend Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		61.85%	12.38%	9.11%		1.99%
Performance Inception Date	Aug. 27, 2007
First Trust STOXX European Select Dividend Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		58.99%	9.79%	6.86%		0.03%
First Trust STOXX European Select Dividend Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		36.43%	8.36%	6.05%		0.41%